Business Description	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Description
1. Business Description
Description of the Business
Local Bounti Corporation (“Local Bounti” or the “Company”) was founded in August 2018 and is headquartered in Hamilton, Montana. The Company is a producer of sustainably grown living lettuce, herbs, and loose leaf lettuce. The Company’s vision is to deliver the freshest locally grown produce over the fewest food miles possible. The Company is a CEA company that utilizes patent pending Stack & Flow TechnologyTM, which is a hybrid of vertical and hydroponic greenhouse farming, to grow healthy food sustainably and affordably. Through the Company’s CEA process, it is the Company’s goal to produce its products in an environmentally sustainable manner that will increase harvest efficiency, limit water usage, and reduce the carbon footprint of the production and distribution process. The environmental greenhouse conditions help to ensure nutritional value and taste, and the Company’s products are non-GMO
and use significantly less pesticides and herbicides than traditional farming operations. The Company’s sustainable growing methods use 90% less land and 90% less water than conventional farming methods. With a mission to ‘bring our farm to your kitchen in the fewest food miles possible,’ Local Bounti’s food is fresher, more nutritious, and lasts longer than traditional agriculture.
On April 4, 2022, the Company acquired California-based complementary indoor farming company Hollandia Produce Group, Inc. (the “Pete’s Acquisition”), which operates under the name Pete’s
®
(“Pete’s”). Pete’s is a California-based indoor farming company with three greenhouse growing facilities, including two operating facilities in California and one in Georgia. The Georgia facility commenced commercial operations in July 2022. Pete’s has distribution to approximately 10,000 retail locations across 35 U.S. states and Canadian provinces, primarily through direct relationships with blue-chip retail customers, including Albertsons, Kroger, Target, Walmart, Whole Foods, and AmazonFresh. Pete’s primary products include living butter lettuce – where it is a leading provider with an approximate 80 percent share of the CEA market within the Western U.S. – as well as packaged salad and cress. See Note 3,
Acquisitions
, for additional discussion of the Pete’s Acquisition.

1. Business Description
Description of the Business
Local Bounti is a premier CEA company redefining conversion efficiency and ESG standards for indoor agriculture. Local Bounti operates an advanced indoor growing facility in Hamilton, Montana, within a few hours’ drive of its retail and food service partners. Reaching retail shelves in record time post-harvest, Local Bounti produce is superior in taste and quality compared to traditional field-grown greens. Local Bounti’s GAP Plus+ and non-GMO
produce is sustainably grown using proprietary technology 365 days a year, using significantly less pesticides and herbicides, and using 90% less land and 90% less water than conventional outdoor farming methods. With a mission to ‘bring our farm to your kitchen in the fewest food miles possible,’ Local Bounti is disrupting the cultivation and delivery of produce.
On November 19, 2021 (the “Closing Date”), the Company (at such time named Leo Holdings III Corp) consummated the Business Combination pursuant to the Agreement and Plan of Merger, dated June 17, 2021 with Legacy Local Bounti. In connection with the consummation of the Business Combination, the Company changed its name from Leo Holdings III Corp to Local Bounti Corporation. The Company’s common stock is listed on the NYSE under the symbol “LOCL.”
On March 14, 2022, we entered into a definitive agreement to acquire California-based complementary indoor farming company Pete’s, for total consideration of $122.5 million, subject to customary adjustments. Local Bounti expects to close the acquisition of Pete’s in the second quarter of 2022. See Note 17,
Subsequent Events
, for further information regarding the Company’s acquisition of Pete’s.
Unless the context otherwise requires, the “Company” refers to the combined company and its subsidiary following the Business Combination. “Leo” refers to the Company prior to the Business Combination and “Legacy Local Bounti” refers to Local Bounti prior to the Business Combination. “New Local Bounti” refers to Local Bounti subsequent to the Business Combination. For further discussion of the Business Combination, refer to Note 3,
Business Combination and Recapitalization
.